CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 54,707	$ 63,457	$ 61,998
Costs of revenues	9,118	14,409	15,668
Amortization of existing technology		597	1,915
Repayment of OCS grants (see Note 11b)		9,938
Gross profit	45,589	38,513	44,415
Operating expenses:
Research and development (net of grants and participations in the amount of $5,863, $5,050, $3,198 for the years ended December 31, 2012, 2011 and 2010, respectively)	19,736	16,695	13,665
Selling and marketing	7,714	7,743	6,266
General and administrative	4,920	4,316	3,735
Total operating expenses	32,370	28,754	23,666
Operating income	13,219	9,759	20,749
Financial income, net (see Note 16)	2,432	1,713	1,130
Income before taxes	15,651	11,472	21,879
Taxes on income (see Note 13)		(3,530)	(8,236)
Net income	$ 15,651	$ 7,942	$ 13,643
Basic net income per share	$ 0.56	$ 0.3	$ 0.54
Diluted net income per share	$ 0.54	$ 0.28	$ 0.52
Weighted average number of Ordinary Shares used in computing basic net income per share	27,981,243	26,681,749	25,281,651
Weighted average number of Ordinary Shares used in computing diluted net income per share	28,842,408	28,001,428	26,110,132